15. Income Taxes (Details 3)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Deferred Tax Assets:
Net operating loss carry forwards	222,095	162,457	$ 35,649
Allowance for doubtful accounts and write offs	2,332,527	513,230	374,396
Inventory provision	370,070	676,177	59,400
Trade receivables		1,210,198
Accruals and others	4,966,115	4,566,423	797,117
Intangible assets impairment	980,504		157,382
Valuation allowance	(222,095)	(162,457)	(35,649)
Total deferred tax assets	8,649,216	6,966,028	1,388,295
Deferred Tax Liabilities:
Inventory and work in process		(3,095,419)
Advance from customers		(4,114,852)
Intangible assets	(42,900)	(792,487)	(6,886)
Refundable value added tax	(750,106)		(120,400)
Total deferred tax liabilities	(793,006)	(8,002,758)	(127,286)
Net deferred tax assets (liabilities)	7,856,210	(1,036,730)	$ 1,261,009